Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

(a)	Basis of Presentation

These consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars. The Company’s fiscal year end is June 30.

We have prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These condensed consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our balance sheets, operating results, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for fiscal year 2022. Certain information and footnote disclosures normally included in condensed consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These condensed consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes.

Revision of Prior Period Financial Statements

In the Company’s quarterly report for the six months ended December 31, 2020, the Company included $600,000 in revenues and $165,000 cost of goods sold pertaining to its Dalrada Precision entity. In the fourth quarter of the year ended June 30, 2021, the Company reversed the revenue and related accounts receivable as well as the cost of goods sold and related inventory. The adjustment was a result in the change of relationship with its third-party manufacturer as a resale partner exclusively to that of a third-party manufacturer and requested the title of inventory to be returned and adjusted the revenue accordingly. We have modified the previously reported amounts included in the statements of operations, cash flows and accompanying footnotes for the three and six months ended December 31, 2020 to reflect the above adjustment.

Principles of Consolidation

(b)	Principles of Consolidation

These condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries: Dalrada Precision, a company incorporated in the State of California, since June 25, 2018 (date of incorporation), Dalrada Health, a company incorporated in the State of California, since October 2, 2018 (date of incorporation), as well as its subsidiaries (Likido, Prakat, Shark, IHG, Pacific Stem, Ignite, Empower, Solas) since their respective acquisition dates (see Note 3) and Controlling Interest in Pala (see Note 4) . All inter-company transactions and balances have been eliminated on consolidation.

The condensed consolidated financial statements include the accounts of all entities controlled by the Company through its direct or indirect ownership of a majority voting interest. Additionally, the condensed consolidated financial statements include the accounts of variable interest entities (“VIEs”) in which the Company has a variable interest and for which the Company is the “primary beneficiary” as it has both: (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE. All significant intercompany accounts and transactions are eliminated in consolidation.

Income attributable to the minority interest in the Company's majority owned and controlled consolidated subsidiaries is recorded as net income attributable to noncontrolling interests in the consolidated statements of operations and the noncontrolling interest is reflected as a separate component of consolidated stockholders' equity in the consolidated balance sheet.

Use of Estimates

(c)	Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the valuation of inventory, valuation of accrued payroll tax liabilities, valuation of acquired assets and liabilities, variables used in the computation of share-based compensation, and deferred income tax asset valuation allowances.

The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents
The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Concentrations of Credit Risk

(e)	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company generally maintains balances in various operating accounts at financial institutions that management believes to be of high credit quality, in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and cash equivalents and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

During the six months ended December 31, 2021, healthcare insurers and government payers accounted for over 75% of total revenues. During the six months ended December 31, 2021, healthcare insurers and government payers amounted to total revenue of $5,329,571 and $2,818,206, respectively. The accounts receivable related to both healthcare insurers and government payers is $5,338,135 as of December 31, 2021.

Fair Value Measurements

(f)	Fair Value Measurements

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 - applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable and accrued liabilities, notes payable, and amounts due to related parties. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Accounts Receivable

(g)	Accounts Receivable

Accounts receivable are derived from products and services delivered to customers and are stated at their net realizable value. Each month, the Company reviews its receivables on a customer-by-customer basis and evaluates whether an allowance for doubtful accounts is necessary based on any known or perceived collection issues. Any balances that are eventually deemed uncollectible are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2021 and June 30, 2021, the Company had an allowance of doubtful accounts of $48,135 and $37,465, respectively.

Pala and Empower have a standardized approach to estimate the amount of consideration that we expect to be entitled to for its COVID-19 testing revenue, including the impact of contractual allowances (including payer denials), and patient price concessions. As a result of Pala and Empower’s limited transaction history, collection and payer reimbursement is based on industry standards and third-party experts. Adjustments to our estimated contractual allowances and implicit patient price concessions are recorded in the current period as changes in estimates. Although we have limited track record, further adjustments to the allowances, based on actual receipts, may be recorded upon settlement.

Inventory

(h)	Inventory

Inventory is recorded at the lower of cost or net realizable value on a first-in first-out basis. As of December 31, 2021 and June 30, 2021, inventory is comprised of raw materials purchased from suppliers, work-in-progress, and finished goods produced or purchased for resale. The Company establishes inventory reserves for estimated obsolete or unsaleable inventory equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future market conditions.

Property and Equipment

(i)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computer and office equipment	3 - 5 years
Machinery and equipment	5 years
Leasehold improvements	Shorter of lease term or useful life

Estimated useful lives are periodically assessed to determine if changes are appropriate. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation or amortization are eliminated from the balance sheet and any resulting gains or losses are included in the statement of operations loss in the period of disposal.

Business Combinations and Acquisitions

(j)	Business Combinations and Acquisitions

The Company accounts for acquisitions in which it obtains control of one or more businesses as a business combination. The purchase price of the acquired businesses is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over those fair values is recognized as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments, in the period in which they are determined, to the assets acquired and liabilities assumed with the corresponding offset to goodwill. If the assets acquired are not a business, the Company accounts for the transaction or other event as an asset acquisition. Under both methods, the Company recognizes the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity. In addition, for transactions that are business combinations, the Company evaluates the existence of goodwill or a gain from a bargain purchase.

Impairment of Long-Lived Assets

(k)	Impairment of Long-Lived Assets

The Company reviews its long-lived assets (property and equipment) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

Goodwill is tested annually at June 30 for impairment and upon the occurrence of certain events or substantive changes in circumstances.

The annual goodwill impairment test allows for the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An entity may choose to perform the qualitative assessment on none, some or all of its reporting units or an entity may bypass the qualitative assessment for any reporting unit and proceed directly to step one of the quantitative impairment test. If it is determined, on the basis of qualitative factors, that the fair value of a reporting unit is, more likely than not, less than its carrying value, the quantitative impairment test is required. The quantitative impairment test calculates any goodwill impairment as the difference between the carrying amount of a reporting unit and its fair value, but not to exceed the carrying amount of goodwill. As of December 31, 2021 and June 30, 2021, there were no significant qualitative factors that indicated goodwill was impaired.

Revenue Recognition

(l)	Revenue Recognition

The Company adopted ASU 2014-09, Revenue from Contracts with Customers, and its related amendments (collectively known as “ASC 606”), effective January 1, 2019 using the modified retrospective transition approach applied to all contracts. Therefore, the reported results for the year ended June 30, 2020 reflect the application of ASC 606. Management determined that there were no retroactive adjustments necessary to revenue recognition upon the adoption of the ASU 2014-09. The Company determines revenue recognition through the following steps:

•	Identification of a contract with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when or as the performance obligations are satisfied.

Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between customer payment and the transfer of goods or services is expected to be one year or less.

The Company’s revenue is derived from the sales of its products, which represents net sales recorded in the Company’s condensed consolidated statements of operations. Product sales are recognized when performance obligations under the terms of the contract with the customer are satisfied. Typically, this would occur upon transfer of control, including passage of title to the customer and transfer of risk of loss related to those goods. The Company measures revenue as the amount of consideration to which it expects to be entitled in exchange for transferring goods (transaction price). The Company records reductions to revenue for estimated customer returns, allowances, markdowns and discounts. The Company bases its estimates on historical rates of customer returns and allowances as well as the specific identification of outstanding returns, markdowns and allowances that have not yet been received by the Company. The actual amount of customer returns and allowances is inherently uncertain and may differ from the Company’s estimates. If the Company determines that actual or expected returns or allowances are significantly higher or lower than the reserves it established, it would record a reduction or increase, as appropriate, to net sales in the period in which it makes such a determination. Reserves for returns, and markdowns are included within accrued expenses and other liabilities. Allowance and discounts are recorded in accounts receivable, net and the value of inventory associated with reserves for sales returns are included within prepaid expenses and other current assets on the condensed consolidated balance sheets.

The Company estimates warranty claims reserves based on historical results and research and determined that a warranty reserve was not necessary as of December 31, 2021.

The Company also earns service revenue from its other subsidiaries, including information technology and consulting services via Prakat, educational programs and courses via IHG, and stem cell therapy procedures from Pacific Stems. For Prakat and Pacific Stems, revenues are recognized when performance obligations have been satisfied and the services are complete. This is generally at a point of time upon written completion and client acceptance of the project, which represents transfer of control to the customer. For IHG, revenues are recognized over the course of a semester while services are performed.

Net revenues from Pala accounted for over 75% of the Company’s total net revenues for the three and six months ended December 31, 2021 and primarily comprised of a high volume of relatively low-dollar transactions. Pala, which provides clinical testing services and other services, satisfies its performance obligations and recognizes revenues primarily upon completion of the testing process (when results are reported) or when services have been rendered. Pala does not invoice the patients themselves for testing but relies on healthcare insurers and government payers for reimbursement for COVID-19 testing. Pala has a standardized approach to estimate the amount of consideration that we expect to be entitled to, including the impact of contractual allowances (including payer denials), and patient price concessions. As a result of Pala’s limited transaction history, collection and payer reimbursement is based on industry standards and third-party experts. Adjustments to our estimated contractual allowances and implicit patient price concessions are recorded in the current period as changes in estimates. Although we have limited track record, further adjustments to the allowances, based on actual receipts, may be recorded upon settlement.

Disaggregation of Revenue

The following table presents the Company's revenue disaggregated by revenue source:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Product sales - third parties	$301,693	$123,090	$343,643	$496,873
Product sales - related party	14,575	39,115	29,884	57,648
Service revenue - third parties	5,062,756	243,312	9,613,850	562,889
Service revenue - related party	62,240	50,000	62,240	97,500
Total revenue	$5,447,264	$455,517	$10,049,617	$1,214,910

Contract Balances

The following table provides information about receivables and liabilities from contracts with customers:

	December 31,	June 30,
	2021	2021
Accounts receivable, net	$6,045,187	$265,812
Accounts receivable, net - related parties	119,480	69,952
Deferred revenue	657,159	219,999

The Company invoices customers based upon contractual billing schedules, and accounts receivable are recorded when the right to consideration becomes unconditional. Contract liabilities represent a set-up fee prepayment received from a customer in advance of performance obligations met.

Cost of Revenue

(m)	Cost of Revenue

Cost of revenue consists primarily of inventory sold for product sales and direct labor for information technology and consulting services. The following table is a breakdown of cost of revenue:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Product sales	$526,063	$315,763	$590,096	$397,143
Service revenue	1,530,280	143,070	2,670,582	295,118
Total cost of revenue	$2,056,343	$458,833	$3,260,678	$692,261

Advertising
(n)	Advertising
Advertising costs are expensed as incurred. During the six months ended December 31, 2021 and 2020, advertising expenses were approximately $228,000 and $15,000, respectively.
Stock-based Compensation

(o)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued. During the six months ended December 31, 2021 and 2020, stock-based compensation expense was $1,783,094 and $0, respectively.

Foreign Currency Translation

(p)	Foreign Currency Translation

The functional currency of the Company is the United States dollar. The functional currency of the Likido subsidiary is the British pound. The functional currency of Prakat is the Indian rupee. The financial statements of the Company’s subsidiaries were translated to United States dollars in accordance with ASC 830, Foreign Currency Translation Matters, using period-end rates of exchange for assets and liabilities, and average rates of exchange for the year for revenues and expenses. Gains and losses arising on foreign currency denominated transactions are included in condensed consolidated statements of operations.

Comprehensive Loss

(q)	Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the condensed consolidated financial statements. During the six months ended December 31, 2021, the Company’s only component of comprehensive income was foreign currency translation adjustments.

Non-controlling Interests

(r)	Non-controlling Interests

Non-controlling interests are classified as a separate component of equity in the Company's consolidated balance sheets and statements of changes in stockholders’ equity. Net loss attributable to non-controlling interests are reflected separately from consolidated net loss in the consolidated statements of comprehensive loss and statements of changes in stockholders’ equity. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss.

As of December 31, 2021, non-controlling interests pertained to the Company’s Prakat and Pala subsidiaries.

Basic and Diluted Net Loss per Share

(s)	Basic and Diluted Net Loss per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the periods using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the periods is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.

The weighted average number of common stock equivalents related to convertible notes payable of 0 and 57,628,876 shares, stock options of 1,000,000 and 0, and cashless warrants of 8,775,000 and 0, was not included in diluted loss per share, because the effects are antidilutive, for the three and six months ended December 31, 2021 and 2020, respectively.

There were no adjustments to the numerator during the three and six months ended December 31, 2021 and 2020.

Income Taxes

(t)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Accounting for Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

(u)

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.